Taxes on Income (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal corporate tax rates	21.00%	21.00%
State corporate tax rates	4.95%	4.95%
Net operating losses	$ 23,055
Net operating carry-forward, description	Expire in varying amounts between the years ended 2033 and 2037
Federal [Member]
Net operating losses	$ 36,123
State [Member]
Net operating losses	$ 36,123